NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Three Months Ended April 30, 2023	Three Months Ended April 30, 2022
Revenues:
Research and development products	$80,128	$489,350
AlloRx Stem Cells to Foreign Third-Party Clinics	164,830	390,109
InfiniVive products	45,850	103,503
Fitore products	17,035	69,506

Total	$307,843	$1,052,468

	Six Months Ended April 30, 2023	Six Months Ended April 30, 2022
Revenues:
Research and development products	$155,211	$787,419
AlloRx Stem Cells to Foreign Third-Party Clinics	313,113	545,700
Consulting revenue	25,000	500,000
InfiniVive products	120,900	238,578
Fitore products	37,650	137,127

Total	$651,874	$2,208,824

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2022	Year Ended October 31, 2021
Revenues:
Research and development products	$1,072,312	$857,648
AlloRx Stem Cells to Foreign Third-Party Clinics	1,174,456	180,856
Consulting revenue	600,000	51,822
InfiniVive products	236,788	139,070
Fitore products	209,737	81,550

Total	$3,293,293	$1,310,946

SUMMARY OF DEFERRED REVENUES

The table below summarizes Deferred Revenues as of April 30, 2023:

	October 31, 2022	Revenue Recognized	Revenue Deferred	April 30, 2023
Deferred Revenue	$650,000	$-	$189,970	$839,970
Total	$650,000	$-	$189,970	$839,970

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE

	April 30, 2023	April 30, 2022

Stock options outstanding	1,124,076	1,098,461
Shares to be issued in connection with exercise of warrants	477,532	523,302
2021 Series Convertible Notes Payable - Related Party – common shares	18,461	18,461
2022 Series Convertible Notes Payable - common shares	7,692	-
2023 Series Convertible Notes Payable – Stock Settlement	12,606	-
2023 Series Convertible Notes Payable – Stock Settled - warrants issuable	3,076	-
2023 Series B Convertible Notes Payable - Stock Settled	24,098	-
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	23,929	-
Total	1,691,470	1,640,224

	October 31, 2022	October 31, 2021

Stock options outstanding	1,124,076	1,085,769
Shares to be issued in connection with convertible preferred shares	-	523,303
Shares to be issued in connection with exercise of warrants	523,302	523,302
Shares to be issued upon conversion of convertible notes payable and accrued interest	-	115,684
2021 Series Convertible Notes Payable - Related Party	18,461	-
2022 Series Convertible Notes Payable	7,692	-
Total	1,673,531	2,248,058

SCHEDULE OF INVENTORIES

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	April 30, 2023	October 31, 2022

Raw materials	$36,053	$112,023
Finished goods	188,422	168,115
Total inventory	$224,475	$280,138

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2022	October 31, 2021

Raw materials	$112,023	$-
Finished goods	168,115	118,005
Total inventory	$280,138	$118,005